Schedule of Investments (unaudited)	iShares® Cohen & Steers REIT ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 8.3%
Healthpeak Properties Inc.	1,604,249	$56,742,287
Ventas Inc.	1,171,186	62,096,282
Welltower Inc.	1,257,766	108,960,268
		227,798,837
Hotel & Resort REITs — 1.3%
Host Hotels & Resorts Inc.(a)	2,126,026	36,865,291
Industrial REITs — 11.1%
Duke Realty Corp.	1,126,136	65,068,138
Prologis Inc.	1,523,775	238,958,396
		304,026,534
Office REITs — 6.0%
Alexandria Real Estate Equities Inc.	412,695	80,409,494
Boston Properties Inc.	423,022	47,412,305
Cousins Properties Inc.	442,096	17,047,222
Kilroy Realty Corp.	312,089	19,973,696
		164,842,717
Residential REITs — 20.0%
AvalonBay Communities Inc.	415,573	101,495,394
Equity LifeStyle Properties Inc.	508,873	39,839,667
Equity Residential	1,014,266	89,995,822
Essex Property Trust Inc.	193,577	64,364,353
Invitation Homes Inc.	1,715,919	72,034,280
Mid-America Apartment Communities Inc.	345,336	71,374,044
Sun Communities Inc.	344,988	65,188,932
UDR Inc.	830,633	47,213,180
		551,505,672
Retail REITs — 11.5%
Federal Realty Investment Trust	208,106	26,531,434
Realty Income Corp.	1,639,880	113,824,071
Regency Centers Corp.	454,606	32,617,981
Security	Shares	Value

Retail REITs (continued)
Simon Property Group Inc.	978,117	$143,978,822
		316,952,308
Specialized REITs — 41.7%
American Tower Corp.	804,530	202,339,295
Crown Castle International Corp.	1,240,896	226,475,929
Digital Realty Trust Inc.	841,143	125,523,770
Equinix Inc.	267,142	193,651,236
Extra Space Storage Inc.	398,279	78,934,915
Public Storage	453,765	162,688,365
SBA Communications Corp.	326,087	106,121,753
VICI Properties Inc.	1,827,418	52,300,703
		1,148,035,966

Total Common Stocks — 99.9%
(Cost: $2,112,182,575)		2,750,027,325

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	2,900,000	2,900,000

Total Short -Term Investments — 0.1%
(Cost: $2,900,000)		2,900,000

Total Investments in Securities — 100.0%
(Cost: $2,115,082,575)		2,752,927,325

Other Assets, Less Liabilities — (0.0)%		(205,851)

Net Assets — 100.0%		$2,752,721,474

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—		$—	$—	$—	—	$1,589	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,130,000	—		(1,230,000	)(b)	—	—	2,900,000	2,900,000	164		—
						$—	$—	$2,900,000		$1,753		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Cohen & Steers REIT ETF
January 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	51	03/18/22	$2,117	$(58,097)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,750,027,325	$—	$—	$2,750,027,325
Money Market Funds	2,900,000	—	—	2,900,000
	$2,752,927,325	$—	$—	$2,752,927,325

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(58,097)	$—	$—	$(58,097)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2